Deferred Income Tax Assets And Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred income tax assets:
Inventories write-down	$ 16,235	$ 27,448
Impairment loss on property, plant and equipment	204,104	20,649
Impairment loss on investment in associates	4,671
Provision for accounts receivable, prepayments to suppliers and other assets	67,649	34,551
Provision for loss on firm purchase commitment	0	7,047
Accruals	12,757	8,657
Capital lease obligation	1,096	1,417
Deferred revenue	28,148	23,456
Net operating loss carry forwards	534,294	345,174
Government subsidy	10,811	10,487
Derivative financial instruments	1,255	1,867
Write-down on assets held for sale	0	18,545
Total gross deferred income tax assets	881,020	499,298
Less: valuation allowance	(865,010)	(459,503)	(196,994)	(5,872)
Deferred income tax assets , net of valuation allowance	16,010	39,795
Deferred income tax liabilities:
- Interest capitalized in relation to plant and equipment	(9,166)	(9,421)
- Property, plant and equipment	(1,736)	(1,886)
- Change in fair value of available-for-sale investment	(1,225)	(1,078)
- Investment in an associate	(310)	(852)
Total gross deferred income tax liabilities	(12,437)	(13,237)
Net deferred income tax asset	3,573	26,558
Deferred income tax assets:
- Current	215	8,667
- Non-current	4,059	20,529
Deferred income tax liability:
- Current	(486)	0
- Non-current	$ (215)	$ (2,638)